THE MAINSTAY FUNDS
MAINSTAY FUNDS TRUST
Supplement dated June 10, 2024 (“Supplement”) to the
Summary Prospectuses and Prospectuses dated August 28, 2023, as supplemented,
Summary Prospectuses and Prospectuses dated February 28, 2024, as supplemented,
Summary Prospectus and Prospectus dated March 29, 2024,
Prospectus dated May 28, 2024, and
Statement of Additional Information (“SAI”) dated February 28, 2024, as amended May 28, 2024
Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectuses, Prospectuses, and SAI.
The Board of Trustees of The MainStay Funds and MainStay Funds Trust (each a “Trust”) considered and approved the following changes, which will occur on or around August 28, 2024. For each of the Funds of each respective Trust:

1.	The name of each Trust will change as follows:

CURRENT TRUST NAME	NEW TRUST NAME
The MainStay Funds	New York Life Investments Funds
MainStay Funds Trust	New York Life Investments Funds Trust

2.	The name of each Fund will change as follows:

CURRENT FUND NAME	NEW FUND NAME
MainStay Balanced Fund	NYLI Balanced Fund
MainStay Candriam Emerging Markets Debt Fund	NYLI Candriam Emerging Markets Debt Fund
MainStay Candriam Emerging Markets Equity Fund	NYLI Candriam Emerging Markets Equity Fund
MainStay CBRE Global Infrastructure Fund	NYLI CBRE Global Infrastructure Fund
MainStay CBRE Real Estate Fund	NYLI CBRE Real Estate Fund
MainStay Conservative ETF Allocation Fund	NYLI Conservative ETF Allocation Fund
MainStay Conservative Allocation Fund	NYLI Conservative Allocation Fund
MainStay Cushing® MLP Premier Fund	NYLI Cushing® MLP Premier Fund
MainStay Epoch Capital Growth Fund	NYLI Epoch Capital Growth Fund
MainStay Epoch Global Equity Yield Fund	NYLI Epoch Global Equity Yield Fund
MainStay Epoch International Choice Fund	NYLI Epoch International Choice Fund
MainStay Epoch U.S. Equity Yield Fund	NYLI Epoch U.S. Equity Yield Fund
MainStay Equity Allocation Fund	NYLI Equity Allocation Fund
MainStay Equity ETF Allocation Fund	NYLI Equity ETF Allocation Fund
MainStay Fiera SMID Growth Fund	NYLI Fiera SMID Growth Fund
MainStay Floating Rate Fund	NYLI Floating Rate Fund
MainStay Growth Allocation Fund	NYLI Growth Allocation Fund
MainStay Growth ETF Allocation Fund	NYLI Growth ETF Allocation Fund
MainStay Income Builder Fund	NYLI Income Builder Fund
MainStay MacKay Arizona Muni Fund	NYLI MacKay Arizona Muni Fund
MainStay MacKay California Tax Free Opportunities Fund	NYLI MacKay California Muni Fund
MainStay MacKay Colorado Muni Fund	NYLI MacKay Colorado Muni Fund
MainStay MacKay Convertible Fund	NYLI MacKay Convertible Fund
MainStay MacKay High Yield Corporate Bond Fund	NYLI MacKay High Yield Corporate Bond Fund
MainStay MacKay High Yield Municipal Bond Fund	NYLI MacKay High Yield Muni Bond Fund
MainStay MacKay New York Tax Free Opportunities Fund	NYLI MacKay New York Muni Fund
MainStay MacKay Oregon Muni Fund	NYLI MacKay Oregon Muni Fund
MainStay MacKay Short Duration High Income Fund	NYLI MacKay Short Duration High Income Fund
MainStay MacKay Short Term Municipal Fund	NYLI MacKay Short Term Muni Fund
MainStay MacKay Strategic Bond Fund	NYLI MacKay Strategic Bond Fund
MainStay MacKay Strategic Municipal Allocation Fund	NYLI MacKay Strategic Muni Allocation Fund
MainStay MacKay Tax Free Bond Fund	NYLI MacKay Tax Free Bond Fund
MainStay MacKay Total Return Bond Fund	NYLI MacKay Total Return Bond Fund
MainStay MacKay U.S. Infrastructure Bond Fund	NYLI MacKay U.S. Infrastructure Bond Fund

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CURRENT FUND NAME	NEW FUND NAME
MainStay MacKay Utah Muni Fund	NYLI MacKay Utah Muni Fund
MainStay Moderate Allocation Fund	NYLI Moderate Allocation Fund
MainStay Moderate ETF Allocation Fund	NYLI Moderate ETF Allocation Fund
MainStay Money Market Fund	NYLI Money Market Fund
MainStay PineStone Global Equity Fund	NYLI PineStone Global Equity Fund
MainStay PineStone International Equity Fund	NYLI PineStone International Equity Fund
MainStay PineStone U.S. Equity Fund	NYLI PineStone U.S. Equity Fund
MainStay S&P 500 Index Fund	NYLI S&P 500 Index Fund
MainStay Short Term Bond Fund	NYLI Short Term Bond Fund
MainStay U.S. Government Liquidity Fund	NYLI U.S. Government Liquidity Fund
MainStay WMC Growth Fund	NYLI WMC Growth Fund
MainStay WMC International Research Equity Fund	NYLI WMC International Research Equity Fund
MainStay WMC Small Companies Fund	NYLI WMC Small Companies Fund
MainStay Winslow Large Cap Growth Fund	NYLI Winslow Large Cap Growth Fund
MainStay WMC Enduring Capital Fund	NYLI WMC Enduring Capital Fund
MainStay WMC Value Fund	NYLI WMC Value Fund

3.	MainStay S&P 500 Index Fund
The day‑to‑day investment management services provided by IndexIQ Advisors LLC (“IndexIQ Advisors”), an indirect, wholly owned subsidiary of New York Life Insurance Company (“NYL”), to MainStay S&P 500 Index Fund will be transferred to New York Life Investment Management LLC (“NYLIM”), which is also an indirect, wholly owned subsidiary of NYL. NYLIM is the investment manager of this Fund. NYLIM will assume the duties and obligations of IndexIQ Advisors and the personnel at IndexIQ Advisors who currently provide investment services to this Fund will continue to provide the same investment management services to this Fund through NYLIM. The Subadvisory Agreement between NYLIM and IndexIQ Advisors will be terminated.
All references to IndexIQ Advisors as subadvisor in the Summary Prospectus, Prospectus and SAI for this Fund are deleted in their entirety.
PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.
MS16MULTIa‑06/24

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